RELATED PARTY TRANSACTIONS AND BALANCES (Details Textual)	12 Months Ended
	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)
Related Party Transaction [Line Items]
Short-term borrowings from related parties	¥ 0		$ 0	¥ 300,000
Expenses Paid By Related Party	2,767,349		418,041	3,062,709
Monthly Payment [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense	1,680,000	$ 250,000
Related Party [Member]
Related Party Transaction [Line Items]
Short-term borrowings from related parties	9,018,065		1,362,287	10,168,008
Long-term borrowings from related parties	9,663,729		$ 1,459,822	¥ 0
Related Party [Member] | Monthly Payment [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense	¥ 140,000